TAXES ON INCOME	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
TAXES ON INCOME
NOTE 12:-	TAXES ON INCOME

a.	Israeli taxation:

1.	Corporate tax rates: Generally, income of Israeli companies is subject to corporate tax rate of 23%.

2.
The Company previously participated in incentive programs under the Israeli Law for the Encouragement of Capital Investments, 1959, (the “Law”) including Approved Enterprise and Benefitted Enterprise programs. These programs provided certain tax benefits for qualifying investment programs and production facilities during their applicable benefit periods. As of December 31, 2023, the benefit period expired.

3.
On January 1, 2011, new legislation that constitutes a major amendment to the Law was enacted (the "Amendment Legislation"). Under the Amendment Legislation, a uniform rate of corporate tax would apply to all qualified income of certain industrial companies, as opposed to the law's incentives that were limited to income from Benefitted Enterprises during their benefits period. According to the Amendment Legislation and following amendments, the applicable tax rate for 2016 and onwards was set at 7.5% in geographical areas in Israel designated as Development Zone A and 16% elsewhere in Israel. The profits of these Industrial Companies may be distributable as dividends, subject to a 20% withholding tax (or lower, under an applicable tax treaty). The Company is not located in Development Zone A.

Under the transitory provisions of the Amendment Legislation, the Company may have elected whether to irrevocably implement the new law in its Israeli company while waiving benefits provided under Benefitted Enterprise or keep implementing Benefitted Enterprise during the relevant years. Opting for the new law is permissible at any stage.

An amendment from December 2016 prescribes special tax tracks for technological enterprises. The new tax tracks under the amendment are as follows:

Technological preferred enterprise - an enterprise for which total consolidated revenues of its parent company and all subsidiaries are less than NIS 10 billion. A technological preferred enterprise, as defined in the Law, which is located in the center of Israel will be subject to tax at a rate of 12% on profits deriving from intellectual property (in Development Zone A- a tax rate of 7.5%).

4.
In November 2021, the Israeli Parliament enacted the 2021 - 2022 Budget Law, which introduced changes to the taxation of previously tax-exempt “trapped earnings.” In 2022, the Company utilized the temporary tax relief under this law to release such trapped earnings, resulting in a one-time tax expense of $12,880, with the related taxes primarily paid in 2023.

b.	Taxes on income on non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective domiciles of residence. The Company has not made any provisions for undistributed earnings of the Company's foreign subsidiaries since the Company has no future plans to distribute such earnings. If earnings are distributed to Israel in the form of dividends or otherwise, the Company may be subject to additional Israeli taxes on income (subject to an adjustment for foreign tax credits) and foreign withholding taxes. As of December 31, 2025, the amount of undistributed earnings of non-Israeli subsidiaries, which is considered indefinitely reinvested, was $4,083 with a corresponding unrecognized deferred tax liability of $643.

In July 4, 2025, the One Big Beautiful Bill Act (the “Act”) was signed into U.S. law. The Act extends and modifies several provisions originally introduced under the Tax Cuts and Jobs Act of 2017, while also implementing additional changes to U.S. federal tax law. The Act contains multiple effective dates, with certain provisions taking effect beginning in calendar year 2025 and others phased in through calendar year 2027. The Act did not have a material effect on the Company’s consolidated financial statements for the year ended December 31, 2025.

c.	Carryforward tax losses and credits:

As of December 31, 2025, the Company had operating loss carryforwards for Israeli income tax purposes of approximately $10,761 which may be offset indefinitely against future taxable income.

As of December 31, 2025 and 2024, the Company had capital loss carryforwards for Israeli tax purposes which may be offset indefinitely against future capital gains. The Company does not expect future utilization of such carry forward losses and accordingly recorded a full valuation allowance.

As of December 31, 2025, the Company's U.S. subsidiaries had approximately $22,636 of carryforward tax losses for Federal tax purposes and $28,621 of carryforward tax losses for state tax purposes, some of which can be utilized for up to 20 years since incurred, with expiration commencing in 2028. The U.S subsidiaries had R&D credits carryforwards for federal tax purposes of approximately $2,925 and for state tax purposes of approximately $5,872.

The Company has carryforward tax losses relating to other subsidiaries in Europe and South America of approximately $41,008 (which can be utilized indefinitely) and $73,570 ($66,892 can be utilized up to 4 years since incurred, with expiration commencing in 2026, and the remaining $6,678 can be utilized in part for up to 12 years and in part indefinitely), as of December 31, 2025, respectively.

d.	Deferred taxes:

Significant components of the Company's deferred tax liabilities and assets are as follows:

		December 31,
		2025	2024
1.	Provided in respect of the following:
	Gross deferred tax assets:
	Carryforward tax losses and credits *) **)	$45,101	$34,030
	Property, equipment and intangibles	34,817	28,645
	Inventory accrual	3,058	2,268
	Vacation accrual	775	662
	Supplementary tax advances	2,329	1,530
	Research and development costs	6,017	7,056
	Other temporary differences	4,176	883

	Gross deferred tax assets	96,273	75,074

	Valuation allowance	(69,173)	(57,667)

	Net deferred tax assets	27,100	17,407

	Gross deferred tax liabilities:
	Property, equipment and intangibles	(11,542)	(5,511)

	Gross deferred tax liabilities	(11,542)	(5,511)

	Net deferred tax assets	$15,558	$11,896

*)	The amounts are presented after reduction for unrecognized tax benefits of $3,532 and $3,241 as of December 31, 2025 and 2024, respectively.

**)	Excluding capital losses carryforwards, which are not part of the Company’s on-going business, and for which the Company records full valuation allowance, see Note 12c.

2.
The Peruvian government awarded GNP, the Company's subsidiary in Peru, the Regional PRONATEL Projects under six separate bids for the construction of fiber and wireless networks and operation of the networks for a defined period. The income derived from the construction and operation of the projects is a tax-exempt subsidy.

3.
During the year ended December 31, 2025, the Company increased valuation allowance by $11,506, resulting mainly from changes relating to carryforward tax losses and some temporary differences, as described above. The Company provided valuation allowance for a portion of the deferred taxes related to carryforward losses and other temporary differences that management believes are not more likely than not to be realized in the foreseeable future.

e.
Upon adoption of ASU 2023-09, Improvements to Income Tax Disclosures, as described in Note 2, the reconciliation of taxes at the statutory rate to the Company’s taxes on income (tax benefit) is as follows:

	Year Ended December 31, 2025
	Amount	Percent
Israeli statutory corporate tax rate	$4,350	23%
Foreign tax effects
Peru
Statutory tax rate difference between Israel and Peru	1,726	9%
Exempt income from arbitrations	(1,453)	(8)%
Exempt subsidy income	(18,334)	(97)%
Non-deductible subsidy related expenses	2,658	14%
Changes in valuation allowance	6,746	36%
Non-deductible indirect tax-related expenses	1,156	6%
Unrecognized deferred tax assets	1,536	8%
Other adjustments	(148)	(1)%
United States
Statutory tax rate difference between Israel and United States	376	2%
Research and development tax credits	(900)	(5)%
State taxes	(883)	(5)%
Other adjustments	311	2%
Other foreign jurisdictions	219	1%
Non-deductible expenses
Share based compensation	1,148	6%
Changes in earn-out fair value	3,702	20%
Imputed income for tax purposes	1,884	10%
Exchange rate movement	(3,866)	(20)%
Withholding taxes	497	3%
Preferred tax rate differential	(2,562)	(14)%
Other adjustments	28	0%

Effective tax rate	$(1,809)	(10)%

	Year ended December 31,
	2024	2023
Income before taxes on income, as reported in the consolidated statements of income	$29,201	$28,194

Statutory tax rate	23.0%	23.0%

Theoretical taxes on income	$6,716	$6,485
Currency differences	1,324	(1,212)
Tax adjustment in respect of different tax rates	1,313	501
Changes in valuation allowance	1,176	322
Expiration of carryforward tax losses	4,033	2,814
Exempt subsidy income	(9,537)	(5,257)
Exempts income from arbitrations	(4,035)	(975)
Nondeductible expenses and other differences	3,362	2,012

	$4,352	$4,690

f.	Taxes on income (tax benefit) included in the consolidated statements of income:

	Year ended December 31,
	2025	2024	2023

Current	$1,197	$2,355	$2,380
Deferred	(3,006)	1,997	2,310

	$(1,809)	$4,352	$4,690

	Year ended December 31,
	2025	2024	2023

Domestic	$2,790	$4,385	$2,938
Foreign	(4,599)	(33)	1,752

	$(1,809)	$4,352	$4,690

g.	Income before taxes on income:

	Year ended December 31,
	2025	2024	2023

Domestic	$8,575	$13,207	$24,532
Foreign	10,339	15,994	3,662

	$18,914	$29,201	$28,194

h.	Unrecognized tax benefits:

A reconciliation of the beginning and ending gross amount of unrecognized tax benefits is as follows:

	December 31,
	2025	2024

Balance at beginning of year	$3,594	$3,397
Decrease in tax positions for prior years, net	(44)	(221)
Increase in tax positions for current year	330	417

Balance at the end of year *)	$3,880	$3,594

*)
The amounts for the years ended December 31, 2025 and 2024 include $3,532 and $3,241, respectively, of unrecognized tax benefits which are presented as a reduction from deferred tax assets, see Note 12d.

The unrecognized tax benefits included accrued penalties and interest of $109 and $116 as of December 31, 2025 and 2024, respectively. During the years ended December 31, 2025, 2024 and 2023, the Company recorded expense (income) of $0, ($194) and $194 on the unrecognized tax benefits, respectively.

The total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate of the Company for the year ended December 31, 2025 is $1,932.

i.
The Company and its subsidiaries file income tax returns in Israel and in other jurisdictions of its subsidiaries. The Company's Israeli tax assessments through 2020 are considered final. As of December 31, 2025, the tax returns of the Company’s main subsidiaries are still subject to audits by the tax authorities for the tax years 2020 through 2025.

j.	Taxes paid in cash:

Year ended December 31,
2025

Israel	$369
Foreign:
Moldova	395
Brazil	384
United States	274
Other foreign jurisdictions	154

Total	$1,576